Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 161,305	$ 192,962
Term deposits	17,307	72,357
Accounts receivable	6,649	6,278
Inventory	5,156	5,729
Prepaids and other current assets	5,838	5,529
Total current assets	196,255	282,855
Non-current assets
Property and equipment	7,129	4,663
Intangible assets	19,963	15,673
Right-of-use assets	14,268	11,292
Deferred tax assets	1,940	1,990
Other non-current assets	4,283	3,700
Total non-current assets	47,583	37,318
Total assets	243,838	320,173
Current liabilities
Accounts payable	6,181	6,737
Accrued expenses	14,505	15,972
Deferred contract revenue	3,434	4,069
Current portion of lease liabilities	2,690	1,813
Other current liabilities	0	12
Total current liabilities	26,810	28,603
Non-current liabilities
Lease liabilities, net of current portion	14,053	11,246
Defined benefit pension liabilities	2,675	4,453
Other non-current liabilities	170	471
Total non-current liabilities	16,898	16,170
Total liabilities	43,708	44,773
Equity
Share capital	3,464	3,328
Share premium	471,623	470,887
Treasury shares	(117)	0
Other reserves	23,963	12,539
Accumulated deficit	(298,803)	(211,354)
Total equity	200,130	275,400
Total liabilities and equity	$ 243,838	$ 320,173